Stockholders' Equity (Deficit) - Issuance of the Company's Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Stockholders' Equity (Deficit)
Number of Shares Registered					41,883,053
Convertible preferred shares issued			0		41,883,053
Convertible preferred shares outstanding			0	0	41,883,053	125,343,885
Carrying Value					$ 206,969
Number of Ordinary Shares Equivalent Shares					41,883,053
Liquidation Preference					$ 213,142
Proceeds from issuance of preferred shares		$ 95,477
Series A preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered					2,308,741
Convertible preferred shares issued					2,308,741
Convertible preferred shares outstanding					2,308,741	10,118,760
Carrying Value					$ 6,668
Number of Ordinary Shares Equivalent Shares					2,308,741
Liquidation Preference					$ 6,676
Series A preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share					$ 2.68
Series A preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share					$ 2.95
Series B preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered					13,815,180
Convertible preferred shares issued					13,815,180
Convertible preferred shares outstanding					13,815,180	60,549,235
Carrying Value					$ 36,851
Number of Ordinary Shares Equivalent Shares					13,815,180
Liquidation Preference					$ 37,622
Series B preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share					$ 2.45
Series B preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share					$ 3.10
Series C preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered					12,609,199
Convertible preferred shares issued					12,609,199
Convertible preferred shares outstanding					12,609,199	54,675,890
Carrying Value					$ 63,597
Number of Ordinary Shares Equivalent Shares					12,609,199
Liquidation Preference					$ 65,039
Series C preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share					$ 4.71
Series C preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share					$ 5.86
Series D preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered					13,149,933
Convertible preferred shares issued					13,149,933
Convertible preferred shares outstanding					13,149,933
Carrying Value					$ 99,853
Number of Ordinary Shares Equivalent Shares					13,149,933
Liquidation Preference					$ 103,805
Proceeds from issuance of preferred shares	$ 103,800
Series D preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share					$ 7.82
Series D preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share					$ 7.90